Net Loss per Share - Schedule of earning per shares basic and diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations attributable to ordinary shareholders of the Company	¥ (720,927)	$ (104,524)	¥ (895,388)	¥ (798,462)
Net loss from discontinued operations attributable to ordinary shareholders of the Company	(6,105)	(885)	(100,267)	(954,327)
Net loss attributable to ordinary shareholders of the Company	¥ (727,032)	$ (105,409)	¥ (995,655)	¥ (1,752,789)
Denominator:
Weighted average number of ordinary shares/ADSs outstanding, basic	123,597,604	123,597,604	121,650,907	112,864,452
Weighted average number of ordinary shares/ADSs outstanding, diluted	123,597,604	123,597,604	121,650,907	112,864,452
Net loss per share/ADS from continuing operations attributable to ordinary shareholders of the Company, basic | (per share)	¥ (5.83)	$ (0.84)	¥ (7.36)	¥ (7.07)
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, basic | (per share)	(0.05)	(0.01)	(0.82)	(8.46)
Net loss per share/ADS, basic | (per share)	(5.88)	(0.85)	(8.18)	(15.53)
Net loss per share/ADS from continuing operations attributable to ordinary shareholders of the Company, diluted | (per share)	(5.83)	(0.84)	(7.36)	(7.07)
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, diluted | (per share)	(0.05)	(0.01)	(0.82)	(8.46)
Net loss per share/ADS, diluted | (per share)	¥ (5.88)	$ (0.85)	¥ (8.18)	¥ (15.53)